Earnings/Loss Per Share Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Cash dividend paid		$ 8,506,548			$ 6,940,053	$ 1,824,679
Nominal amount		$ 6,393,978			$ 3,348,315	$ 701,476
Basic earnings (loss) per share				$ 32.2964	$ (1.6367)	$ 14.5075
Cash dividends				$ 8,506,855	$ 6,940,600	$ 1,824,770
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share		$ 13.30	$ 20			$ 2.72
Cash dividends	$ 12,788,268		$ 12,788,268